Condensed financial information of registrant	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Condensed financial information of registrant
Schedule II
Condensed financial information of registrant
Statement of financial position of Aegon N.V.
As at December 31

Before profit appropriation, amounts in EUR million	2020	2019 1
Non-current assets
Financial fixed assets
Shares in group companies	24,846	25,037
Loans to group companies	1,392	1,337
Other non-current assets	148	-
	26,386	26,374

Current assets
Receivables
Receivables from group companies	56	112
Other receivables	100	175
Other current assets	198	124
Accrued interest and rent	9	13
	363	424
Cash and cash equivalents
Cash and cash equivalents	887	1,032
Total assets	27,636	27,830

Shareholders’ equity
Share capital	320	323
Paid-in surplus	7,160	7,213
Revaluation account	7,491	6,120
Legal reserves – foreign currency translation reserve	(601)	426
Legal reserves in respect of group companies	1,710	1,703
Retained earnings, including treasury shares	8,617	7,218
Remeasurement of defined benefit plans of group companies	(2,534)	(2,397)
Net income / (loss)	(146)	1,235
	22,018	21,842
Other equity instruments	2,569	2,571
Total equity	24,586	24,413

Non-current liabilities
Subordinated borrowings	1,345	1,403
Long-term borrowings	1,218	1,257
	2,563	2,660
Current liabilities
Loans from group companies	6	6
Payables to group companies	44	484
Other current liabilities	406	236
Accruals and deferred income	30	31
	486	757
Total liabilities	3,049	3,417

Total equity and liabilities	27,636	27,830
1
Amounts have been restated to reflect the voluntary change in accounting policies related to deferred cost of reinsurance (DCoR) adopted by Aegon effective January 1, 2020. Refer to note 2 Significant accounting policies of the financial statements of Aegon N.V. for details about this change.

Condensed income statement of Aegon N.V.
For the year ended December 31

Amounts in EUR million	2020	2019	2018
Net income / (loss) group companies	-	1,376	828
Other income / (loss)	(146)	(141)	(122)
Net income / (loss)	(146)	1,235	706
Condensed cash flow statement of Aegon N.V.
For the year ended December 31

Amounts in EUR million	2020	2019	2018
Income / (loss) before tax	185	1,196	705
Adjustments	330	(1,526)	(288)
Net cash flows from operating activities	(515)	(330)	418
Dividends and capital repayments of subsidiaries, associates and joint ventures	606	647	824
Other	(1)	(1)	(1)
Net cash flows from investing activities	605	646	822
Issuance of perpetuals	-	496	-
Issuance of treasury shares	-	1	-
Purchase of treasury shares	(59)	(318)	(248)
Issuance and repurchase of borrowings	(58)	1,074	294
Repayment of perpetuals	-	(1,343)	(200)
Repayment of non-cumulative subordinated note	-	-	(443)
Dividends paid	(63)	(309)	(328)
Coupons on perpetual securities	(55)	(112)	(136)
Coupons on non-cumulative subordinated notes	-	-	(14)
Net cash flows from financing activities	(235)	(512)	(1,076)

Net increase / (decrease) in cash and cash equivalents	(146)	(196)	165
Five-year schedule of maturities of debt
As at December 31

	2020		2019
Amounts in EUR million	Subordinated borrowings	Long-term Borrowings	Subordinated borrowings	Long-term Borrowings
Remaining terms less than 1 year	-	-	-	-
Remaining terms 1 - 2 years	-	-	-	-
Remaining terms 2 - 3 years	-	498	-	-
Remaining terms 3 - 4 years	-	-	-	497
Remaining terms 4 - 5 years	-	-	-	-
Remaining terms longer than 5 years	1,345	720	1,403	760
At December 31	1,345	1,218	1,403	1,257
Remittances from and capital contributions to business units
Aegon received EUR 0.8 billion of remittances from its business units during 2020 from the Americas, the Netherlands, United Kingdom, International, and Asset Management. Aegon spent EUR 0.2 billion on capital contributions, mainly on International.
Aegon received EUR 1.2 billion of remittances from its business units during 2019 from the Americas, United Kingdom, International and asset management. Aegon spent EUR 0.4 billion on capital contributions, mainly on International and the Netherlands.
Aegon received EUR 1.4 billion of remittances from its business units during 2018, mainly from Americas, the Netherlands, United Kingdom, International and Asset Management. Aegon spent EUR 0.1 billion on capital contributions.